Concentrations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentrations
Concentration Risk Percentage	10.00%	10.00%
Purchase
Concentrations
Concentration Risk Percentage	10.00%
Purchase | Vendor A
Concentrations
Concentration Risk Percentage			33.00%
Purchase | Vendor B
Concentrations
Concentration Risk Percentage			13.00%	12.00%
Accounts payable
Concentrations
Concentration Risk Percentage	62.00%
Accounts Payable	$ 3,448
Accounts payable | Vendor A
Concentrations
Accounts Payable			$ 2,918
Accounts payable | Vendor B
Concentrations
Accounts Payable			$ 368	$ 257